Segment Reporting - Reconciliation from Operating Profit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Operating profit	$ 1,635	$ 2,199	$ 2,277
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	1,432	1,988	2,095
Industrial Activities [Member] | Operating Segments [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	952	1,770	2,008
Industrial Activities [Member] | Operating Segments [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	90	79	(97)
Industrial Activities [Member] | Operating Segments [Member] | Commercial Vehicles Segment [Member]
Segment Reporting Information [Line Items]
Operating profit	283	29	74
Industrial Activities [Member] | Operating Segments [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Operating profit	186	223	187
Industrial Activities [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Operating profit	(79)	(113)	(77)
Financial services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	515	554	514
Financial services [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Operating profit	$ (312)	$ (343)	$ (332)